Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2024		June 30, 2023
	USD	EUR	USD	EUR
Cash in bank	16,024,380	64,516,106	2,992,306	27,753,499
Trade and other receivables	27,456	5,439,790	125,024	4,265,992
Trade and other payables	(370,607)	(3,006,610)	(1,484,954)	(4,271,655)

Summary of Credit Quality of Cash and Cash Equivalents
Further, the credit quality of cash and cash equivalents, short term investments and receivables are neither past due nor impaired and can be assessed by reference to external credit ratings:

	June 30, 2024	June 30, 2023
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	181,876,455	123,417,716

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due
within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2024	Less than 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives

Trade and other payables	9,562,165	—	—	9,562,165	9,562,165
Convertible note liability (refer note 16)	—	1,117,255	—	1,117,255	960,763
Lease liability	264,842	175,428	265,907	706,177	640,865

	9,827,007	1,292,683	265,907	11,385,597	11,163,793

Contractual maturities of financial liabilities At June 30, 2023	Less than 12 months $	Between 1 and 5 years $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	9,024,600	—	—	9,024,600	9,024,600
Convertible note liability (refer note 16)	—	1,117,255	—	1,117,255	835,446
Lease liability	194,688	212,952	—	407,640	392,822

	9,219,288	1,330,207	—	10,549,495	10,252,868

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2024 and June 30, 2023 on a recurring basis:

At June 30, 2024	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	20,086,308	—	—	20,086,308
Total financial assets	20,086,308	—	—	20,086,308
Financial Liabilities
Convertible note liability	—	—	960,763	960,763

Total financial liabilities	—	—	960,763	960,763

At June 30, 2023	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	—	—	—	—
Total financial assets	—	—	—	—
Financial Liabilities
Convertible note liability	—	—	835,446	835,446

Total financial liabilities	—	—	835,446	835,446

Summary Of Information About Quantitative Information Of Significant Inputs In Fair Value Measurements

Description	Fair Value at June 30, 2024 $	Unobservable inputs	Range of inputs
Convertible note	960,763	Face Value	859,427
		Interest Rate of Note	3%
		Risk adjusted Interest rate	15%